Contents of Significant Accounts - Share-Based Payment - Additional Information (Detail) - TWD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of treasury shares to employees | shares		200
Grant date quoted market price per share | $ / shares		$ 16.95
Compensation expenses | $	$ 366	$ 696
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		1 year
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		2 years